real estate joint ventures and investment in associate - Summarized financial information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2013 item	Jun. 30, 2022 CAD ($)	Mar. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Jun. 30, 2021 CAD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Current assets
Cash and temporary investments, net		$ 382	$ 774	$ 723	$ 2,183	$ 1,903	$ 848
Total		4,851		5,032
Non-current assets
Other		2,428		2,004
Total		44,000		42,962
Assets		48,851		47,994
Current liabilities
Accounts payable and accrued liabilities		3,406		3,705
Total		8,366		8,273
Non-current liabilities
Total		23,805		23,662
Liabilities		32,171		31,935
Owners' equity
TELUS		15,716		15,116	14,756
Other partners		964		943	894
Total		16,680		16,059	$ 15,650		$ 12,568
Total		$ 48,851		47,994
Miovision Technologies Incorporated
Disclosure of associates
Ownership interest in businesses acquired (as a percentage)		35.00%
Real estate joint ventures
Current assets
Cash and temporary investments, net		$ 8		11
Other		27		28
Total		35		39
Non-current assets
Investment property		328		328
Other		10		10
Total		338		338
Assets		373		377
Current liabilities
Accounts payable and accrued liabilities		11		10
Total		11		10
Non-current liabilities
Construction credit facilities		342		342
Total		342		342
Liabilities		353		352
Owners' equity
TELUS		7		9
Other partners		13		16
Total		20		25
Total		$ 373		$ 377
TELUS Sky real estate joint venture
Real estate joint ventures
Number of other partners in the transaction | item	2